Financial Liabilities	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Financial Liabilities
12.
Financial Liabilities
(a)
Details of financial liabilities as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023		December 31, 2024
Current
Short-term borrowings	₩	1,875,635	969,595
Current portion of long-term borrowings		2,934,693	4,907,390
Current portion of bonds		369,716	611,882
Derivatives (*1)		26,193	3,762
Fair value hedging derivatives (*2)		7,392	—
Lease liabilities		48,666	34,821
Total	₩	5,262,295	6,527,450
Non-current
Long-term borrowings	₩	10,230,658	7,535,290
Bonds		1,118,427	525,957
Derivatives (*1)		37,333	7,006
Fair value hedging derivatives (*2)		28,660	—
Lease liabilities		24,698	23,154
Total	₩	11,439,776	8,091,407

(*1) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.

(*2) The derivatives, which are designated as hedging instruments, arise from forward exchange contracts for the purpose of managing currency risk associated with advances received in foreign currency.

(b)
Details of short-term borrowings as of December 31, 2023 and 2024 are as follows:

(In millions of won)
Description	Annual interest rate as of December 31, 2024 (%)	December 31, 2023		December 31, 2024
Working capital and others	3.50 ~ 6.41	₩	1,875,635	969,595

(c)
Details of Korean won denominated long-term borrowings as of December 31, 2023 and 2024 are as follows:

(In millions of won)
Description	Latest Maturity date	Annual interest rate as of December 31, 2024 (%)	December 31, 2023		December 31, 2024
Facility capital and others	March 2025 ~ March 2030	2.41 ~ 6.06	₩	4,490,967	4,668,538
Less: current portion of long-term borrowings				(776,000)	(1,861,000)
Total			₩	3,714,967	2,807,538

12.
Financial Liabilities, Continued

(d)
Details of foreign currency denominated long-term borrowings as of December 31, 2023 and 2024 are as follows:

(In millions of won, USD and CNY)
Description	Latest Maturity date	Annual interest rate as of December 31, 2024 (%)	December 31, 2022	December 31, 2024
Facility capital and others	January 2025 ~ July 2029	2.13 ~ 7.06	₩ 8,674,384	7,774,142
Foreign currency equivalent of foreign currency borrowings			USD 3,222	USD 2,528
			CNY 24,991	CNY 20,164
Less: current portion of long-term borrowings			(2,158,693)	(3,046,390)
Total			₩ 6,515,691	4,727,752

(e)
Details of bonds issued and outstanding as of December 31, 2023 and 2024 are as follows:

(In millions of won and USD)
	Maturity	Annual interest rate as of December 31, 2024 (%)	December 31, 2023		December 31, 2024

Korean won denominated bonds at amortized cost (*1)
Publicly issued bonds	February 2025 ~ February 2027	2.79~3.66	₩	1,025,000	655,000
Privately issued bonds	January 2025 ~ January 2026	7.20~7.25		337,000	337,000
Less: discount on bonds				(2,120)	(705)
Less: current portion				(369,716)	(611,882)
Subtotal			₩	990,164	379,413
Foreign currency denominated bonds at amortized cost (*2)
Privately issued bonds	April 2026	6.52	₩	128,940	147,000
Foreign currency equivalent of foreign currency denominated bonds			USD 100		USD 100
Less: discount on bonds				(677)	(456)
Less: foreign currency equivalent of discount on bonds of foreign currency denominated bonds			USD (1)		USD (0)
Subtotal			₩	128,263	146,544
Total			₩	1,118,427	525,957

(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.

(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly.